STOCK OPTIONS	2 Months Ended	9 Months Ended
	Dec. 31, 2023	Sep. 30, 2024
Stock Options
STOCK OPTIONS

14.	STOCK OPTIONS

The following table summarizes the stock option movements for the transition period ended December 31, 2023, and the years ended October 31, 2023, 2022, and 2021:

	Number	Exercise price (CAD$)
Balance - October 31, 2020	3,720,000	0.19
Granted to employees	3,085,000	0.20
Forfeitures by services providers	(65,000)	0.15
Forfeitures by employees	(965,000)	0.15
Forfeitures by employees	(10,000)	0.22
Balance - October 31, 2021	5,765,000	0.20
Granted to employees	605,000	0.15
Forfeitures by service provider	(500,000)	0.44
Forfeitures by employees	(960,000)	0.15
Balance - October 31, 2022	4,910,000	0.18
Granted to employees	3,650,000	0.15
Granted to employees	400,000	0.30
Granted to service providers	2,750,000	0.15
Expiration of options to employees	(430,000)	0.15
Expiration of options to employees	(75,000)	0.22
Balance - October 31, 2023	11,205,000	0.17
Granted to employees	100,000	0.39
Granted to service providers	500,000	0.39
Expiration of options to employees	(5,000)	0.15
Balance - December 31, 2023	11,800,000	0.18

14.1	During the transition period ended December 31, 2023, 600,000 options were granted to employees and service providers.

The fair value of the options granted during the transition period ended December 31, 2023, was approximately $112,078 (CAD$148,466), which was estimated at the grant dates based on the Black-Scholes option pricing model, using the following assumptions:

Expected dividend yield	Nil%
Risk-free interest rate	4.56%
Expected life	4.0 years
Expected volatility	86%

The vesting terms of options granted during the transition period ended December 31, 2023, are set out in the table below:

Vesting terms Number Granted	Description
100,000	50% on one year anniversary of grant date, 50% on second anniversary of grant date
500,000	Monthly over a year
600,000

14.2	During the year ended October 31, 2023, 6,800,000 options were granted to employees.

The fair value of the options granted during the year ended October 31, 2023, was approximately $450,325 (CAD$611,439), which was estimated at the grant dates based on the Black-Scholes option pricing model, using the following assumptions:

Expected dividend yield	Nil%
Risk-free interest rate	3.89%
Expected life	4.0 years
Expected volatility	86%

The vesting terms of options granted during the year ended October 31, 2023, are set out in the table below:

Vesting terms Number Granted	Description
200,000	1/3 on each anniversary of grant date
200,000	50% on one year anniversary of grant date, 50% on second anniversary of grant date
400,000	Fully vested on grant date
6,000,000	Vest on one year anniversary of grant date
6,800,000

14.3	During the year ended October 31, 2022, 605,000 options were granted to employees.

The fair value of the options granted during the year ended October 31, 2022, was approximately $23,260 (CAD$29,924) which was estimated at the grant dates based on the Black-Scholes option pricing model, using the following assumptions:

Expected dividend yield	Nil%
Risk-free interest rate	2.2%
Expected life	4.0 years
Expected volatility	86%

The vesting terms of options granted during the year ended October 31, 2022, are set out in the table below:

Vesting terms Number Granted	Description
300,000	50% on one year anniversary of grant date, 50% on second anniversary of grant date
100,000	Fully vested on grant date
205,000	Vest on one year anniversary of grant date
605,000

14.4	During the year ended October 31, 2021, 3,805,000 options were granted to employees.

The fair value of the options granted during the year ended October 31, 2021, was approximately $272,918 (CAD$343,034) which was estimated at the grant dates based on the Black-Scholes option pricing model, using the following assumptions:

Expected dividend yield	Nil%
Risk-free interest rate	2.2%
Expected life	4.0 years
Expected volatility	86%

The vesting terms of options granted during the year ended October 31, 2021, are set out in the table below:

Vesting terms Number Granted	Description
500,000	½ on grant date, ½ on first anniversary of grant date
1,000,000	½ on grant date, ½ seven months after grant date
500,000	½ six months after grant date, ½ on first anniversary of grant date
450,000	⅓ on each anniversary of grant date
400,000	½ on first anniversary of grant date, ½ of anniversary of grant date
235,000	On first anniversary of grant date
3,085,000

At December 31, 2023, the following Stock Options were issued and outstanding:

Exercise price (CAD$)	Options outstanding	Number exercisable	Remaining Contractual Life (years)	Expiry period
0.15	1,840,000	1,777,500	0.5	July 2024
0.15	200,000	200,000	0.9	November 2024
0.30	1,000,000	850,000	1.3	April 2025
0.16	1,150,000	1,150,000	1.4	May 2025
0.15	85,000	85,000	1.8	November 2025
0.15	300,000	150,000	2.3	April 2026
0.15	6,225,000	400,000	3.0	January 2027
0.30	400,000	-	3.7	September 2027
0.39	600,000	41,666	3.9	November 2027
0.18	11,800,000	4,654,166	2.3

14.	STOCK OPTIONS

The following table summarizes the stock option movements for the nine months ended September 30, 2024, and the two months ended December 31, 2023:

	Number	Exercise price (CAD$)
Balance – October 31, 2023	11,205,000	0.17
Granted to employees	100,000	0.39
Granted to service providers	500,000	0.39
Expiration of options to employees	(5,000)	0.15
Balance – December 31, 2023	11,800,000	0.18
Granted to employees	4,845,000	0.84
Granted to service providers	1,910,000	0.84
Options exercised into common shares	(3,565,000)	0.15
Expiration of options employees	(25,000)	0.15
Balance – September 30, 2024	14,965,000	0.48

14.1	Stock Options Granted

During the nine months ended September 30, 2024, 6,755,000 options were granted to employees and service providers (for the two months ended December 31, 2023 – 600,000).

The fair value of the options granted during the nine months ended September 30, 2024 was approximately $2,411,071 (CAD$3,258,515) and the two months ended December 31, 2023, was approximately $112,078 (CAD$148,466), which was estimated at the grant dates based on the Black-Scholes option pricing model, using the following assumptions:

Expected dividend yield	Nil
Risk-free interest rate	3.78%
Expected life	3.02 years
Expected volatility	86%

The vesting terms of options granted during the nine months ended September 30, 2024, are set out in the table below:

Number granted	Vesting terms
50,000	100% of the options vest on August 31, 2025
6,705,000	1/3 of the Options vest on each of December 31, 2024, 2025 and 2026
6,755,000

The vesting terms of options granted during the two months ended December 31, 2023, are set out in the table below:

Number granted	Vesting terms
100,000	50% on one year anniversary of grant date, 50% on second anniversary of grant date
500,000	Monthly over a year
600,000

14.2	Stock Options Issued and Outstanding

As at September 30, 2024, the following stock options were issued and outstanding:

Exercise price (CAD$)	Options outstanding	Number exercisable	Remaining Contractual Life (years)	Expiry period
0.15	200,000	200,000	0.13	November 2024
0.30	1,000,000	1,000,000	0.58	April 2025
0.16	1,150,000	1,150,000	0.65	May 2025
0.15	85,000	85,000	1.10	November 2025
0.15	300,000	300,000	1.55	April 2026
0.15	4,475,000	4,475,000	2.28	January 2027
0.30	400,000	116,666	2.96	September 2027
0.39	600,000	416,666	3.13	November 2027
084	5,355,000	-	2.92	August 2027
0.84	1,400,000	-	4.92	August 2029
0.48	14,965,000	7,743,332	2.52